Long-Term Debt (5.500% Senior Notes Due 2020) (Details) - USD ($) $ in Thousands		4 Months Ended	12 Months Ended
	Jul. 20, 2015	Dec. 31, 2014	Dec. 31, 2015
Debt Instrument [Line Items]
Proceeds from issuance of Senior Notes		$ 494	$ 1,400,000
Senior Notes [Member] | 5.500% Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Face amount	$ 600,000
Debt Instrument, Interest Rate, Stated Percentage	5.50%
Due date	Aug. 01, 2020
Proceeds from issuance of Senior Notes	$ 592,500